Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000219258 [Member] | Puerto Rico Sales Tax Financing Corp Sales Tax Revenue RB 5 00 07 01 58 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000219258 [Member] | New York Transportation Development Corp RB AMT 5 50 06 30 60 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000219258 [Member] | Southeast Energy Authority A Cooperative District RB 5 00 01 01 56 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000219258 [Member] | Tobacco Settlement Financing Corp RB 5 00 06 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000219258 [Member] | Metropolitan Transportation Authority RB Series A 1 5 00 11 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000219258 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%	[1],[2],[3]
C000219258 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1],[2]
C000219258 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1],[2]
C000219258 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1],[2]
C000219258 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[1],[2]
C000219258 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1],[2]
C000219258 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1],[2]
C000219258 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]
C000225367 [Member] | County of Jefferson Alabama Sewer Revenue RB 5 25 10 01 44 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000225367 [Member] | Health And Educational Facilities Authority of the State of Missouri RB 5 00 02 15 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[4]
C000225367 [Member] | Tennergy Corp Tennessee RB 5 50 10 01 53 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000225367 [Member] | Kansas City Industrial Development Authority RB AMT 5 00 03 01 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000225367 [Member] | California Community Choice Financing Authority RB 4 87 12 01 53 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000225367 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[4],[5],[6]
C000225367 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[4],[5]
C000225367 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[4],[5]
C000225367 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%	[4],[5]
C000225367 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[4],[5]
C000225367 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4],[5]
C000225367 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4],[5]
C000238207 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000238207 [Member] | One to 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[7]
C000238207 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	54.00%	[7]
C000238207 [Member] | Zero to 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7]
C000238207 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[7],[8]
C000238207 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[7],[8],[9]
C000238207 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[7],[8]
C000238207 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%	[7],[8]
C000238207 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%	[7],[8]
C000238207 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[7],[8]
C000238207 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7],[8]
C000239899 [Member] | OCP CLO Ltd 5 70 10 20 34 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[10]
C000239899 [Member] | CIFC Funding Ltd 5 73 01 15 40 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[10]
C000239899 [Member] | Birch Grove CLO 4 Ltd 5 78 07 15 37 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000239899 [Member] | Apidos CLO XX 6 12 07 16 31 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000239899 [Member] | Golub Capital Partners CLO 58B Ltd 5 74 01 25 35 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000239899 [Member] | Sixth Street CLO XVII Ltd 5 79 01 20 34 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000239899 [Member] | Whitebox CLO I Ltd 5 62 07 24 36 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000239899 [Member] | AGL CLO 12 Ltd 5 71 07 20 34 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000239899 [Member] | Palmer Square CLO Ltd 5 93 11 14 34 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000239899 [Member] | Diameter Capital CLO 2 Ltd 5 69 10 15 37 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000239899 [Member] | One to 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000239899 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[10]
C000239899 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	69.90%	[10]
C000242803 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[11],[12],[13]
C000242803 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[11],[12]
C000242803 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[11],[12]
C000242803 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[11],[12]
C000242803 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[11],[12]
C000242803 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[11],[12]
C000242803 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[11],[12]
C000242803 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11],[12]
C000242803 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[11],[12],[14]
C000242803 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[11],[12],[14]
C000242803 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[11]
C000242803 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[11]
C000242803 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	(2.10%)	[11],[15]
C000242803 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[11],[14]
C000242803 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[11]
C000242803 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%	[11]
C000242803 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[11]
C000242803 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[11]
C000242803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[11]
C000242803 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000242803 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments		[11],[14]
C000242862 [Member] | University of California RB Series AL 1 1 50 02 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[16]
C000242862 [Member] | University of California RB 1 20 02 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[16]
C000242862 [Member] | San Diego Public Facilities Financing Authority RB 2 33 02 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[16]
C000242862 [Member] | Bay Area Toll Authority RB 1 55 02 03 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[16]
C000242862 [Member] | State of California GO 1 35 02 07 25 [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[16]
C000242862 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[16],[17],[18]
C000242862 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[16],[17]
C000242862 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.70%	[16],[17]
C000242862 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[16],[17]
C000242862 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[16],[17]
C000246586 [Member] | One to 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[19]
C000246586 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[19]
C000246586 [Member] | Zero to 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[19]
C000246586 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[19]
C000246586 [Member] | Fifteen to 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[19]
C000246586 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[19]
C000246586 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[19],[20],[21]
C000246586 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	66.10%	[19],[20],[22]
C000246586 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[19],[20]
C000246586 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[19],[20]
C000246586 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[19],[20]
C000246586 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[19],[20]
C000246586 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19],[20]
C000246586 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[19],[20]
C000246586 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[19],[20]
C000246586 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19],[20]
C000246586 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19],[20]
C000255648 [Member] | OHA Credit Partners XIV Ltd 7 14 07 21 37 [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[23]
C000255648 [Member] | GoldenTree Loan Management U S CLO 10 Ltd 7 39 10 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[23]
C000255648 [Member] | AIMCO CLO 18 Ltd 7 14 07 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[23]
C000255648 [Member] | Symphony CLO XXXIII Ltd 6 88 01 24 38 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[23]
C000255648 [Member] | Birch Grove CLO 11 Ltd 1 00 01 22 38 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[23]
C000255648 [Member] | iShares AAA CLO Active ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[23]
C000255648 [Member] | Barings CLO Ltd 8 80 10 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[23]
C000255648 [Member] | Madison Park Funding XXXVII Ltd 8 05 04 15 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[23]
C000255648 [Member] | Elmwood CLO V Ltd 8 54 10 20 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[23]
C000255648 [Member] | Golub Capital Partners CLO 74 B Ltd 7 50 07 25 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[23]
C000255648 [Member] | Five to 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[23]
C000255648 [Member] | Ten to 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	92.30%	[23]

[1]	Excludes money market funds.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.3% of total investments.
[4]	Excludes money market funds.
[5]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.3% of total investments.
[7]	Excludes money market funds.
[8]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Rounds to less than 0.1%.
[10]	Excludes money market funds.
[11]	Excludes money market funds, short investments and options, if any.
[12]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[13]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.
[14]	Rounds to less than 0.1%.
[15]	Ten largest investment types are presented. Additional investment types are found in Other.
[16]	Excludes money market funds.
[17]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[18]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.
[19]	Excludes money market funds, short investments and options, if any.
[20]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[21]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of total investments.
[22]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
[23]	Excludes money market funds.